ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 387,991	$ 242,492
Accrued liabilities	548,151	593,271
Trade and other payable	$ 936,142	$ 835,763